Horizon Active Risk Assist® Fund
PORTFOLIO OF INVESTMENTS
August 31, 2021 (Unaudited)

Shares			Value
	INVESTMENT COMPANIES - 97.8%
	Exchange Traded Funds - 97.8%
235,366	Invesco QQQ Trust Series 1 (f)		$89,427,312
656,831	Invesco S&P 500 Equal Weight ETF (f)		102,662,685
952,342	iShares Edge MSCI USA Quality Factor ETF		134,518,308
701,237	iShares MSCI EAFE Minimum Volatility ETF (f)		55,040,092
1,639,226	iShares MSCI USA Minimum Volatility ETF (f)		127,285,899
367,909	iShares MSCI USA Momentum Factor ETF (f)		67,047,736
832,875	Principal US Mega-Cap ETF (f)		34,954,764
4,417,988	SPDR Portfolio Developed World ex-US ETF		165,321,111
1,003,661	SPDR Portfolio S&P 500 Growth ETF		68,329,241
1,612,653	SPDR Portfolio S&P 500 Value ETF (e)		65,360,826
81,720	SPDR S&P Kensho New Economies Composite ETF		5,305,262
1,029,331	WisdomTree U.S. Quality Dividend Growth Fund		64,189,081
1,111,667	Xtrackers MSCI USA ESG Leaders Equity ETF		46,578,847
240,000	Xtrackers Russell 1000 US QARP ETF (g)		10,044,000
504,075	Xtrackers Russell US Multifactor ETF (g)		23,353,140
1,495,584	Xtrackers S&P 500 ESG ETF (g)		59,748,581
	TOTAL INVESTMENT COMPANIES (Cost - $968,962,640)		1,119,166,885

	COMMON STOCKS - 1.4%
	Advertising - 0.0% (b)
5,205	Interpublic Group of Cos., Inc.		193,782
978	Omnicom Group, Inc. (f)		71,609
			265,391
	Aerospace/Defense - 0.0% (b)
36	General Dynamics Corp.		7,211
1,614	Howmet Aerospace, Inc.		51,244
30	L3Harris Technologies, Inc.		6,990
275	Teledyne Technologies, Inc. (a)		127,430
16	TransDigm Group, Inc. (a)		9,720
			202,595
	Agriculture - 0.0% (b)
396	Archer Daniels Midland Co.		23,760
532	Philip Morris International, Inc.		54,796
			78,556
	Airlines - 0.0% (b)
1,181	Alaska Air Group, Inc. (a)		67,719
2,641	American Airlines Group, Inc. (a)(f)		52,662
353	Delta Air Lines, Inc. (a)(f)		14,275
240	Southwest Airlines Co. (a)(f)		11,947
601	United Airlines Holdings, Inc. (a)		27,952
			174,555
	Apparel - 0.0% (b)
2,295	Hanesbrands, Inc. (f)		42,871
557	Nike, Inc., Class B		91,760
699	PVH Corp. (a)		73,248
503	Ralph Lauren Corp., Class A (f)		58,413
2,856	Tapestry, Inc.		115,154
3,870	Under Armour, Inc., Class A (a)(f)		89,552
105	VF Corp. (f)		8,029
			479,027
	Auto Manufacturers - 0.0% (b)
32	Cummins, Inc. (f)		7,551
2,951	Ford Motor Co. (a)(f)		38,451
160	General Motors Co. (a)		7,842
85	PACCAR, Inc.		6,959
			60,803
	Auto Parts & Equipment - 0.0% (b)
103	Aptiv PLC (a)		15,676
678	BorgWarner, Inc. (f)		28,937
			44,613
	Banks - 0.1%
199	Bank of New York Mellon Corp. (f)		10,989
777	Citizens Financial Group, Inc.		34,025
1,032	Comerica, Inc.		76,275
686	Fifth Third Bancorp (f)		26,658
225	First Republic Bank (f)		44,761
218	Goldman Sachs Group, Inc. (f)		90,145
2,458	Huntington Bancshares, Inc.		38,173
1,465	KeyCorp (f)		29,769
180	M&T Bank Corp. (f)		25,202
1,167	Morgan Stanley		121,870
159	Northern Trust Corp.		18,845
227	PNC Financial Services Group, Inc.		43,380
1,702	Regions Financial Corp.		34,772
163	State Street Corp.		15,144
72	SVB Financial Group (a)		40,284
111	Truist Financial Corp.		6,333
2,621	Wells Fargo & Co.		119,780
1,454	Zions Bancorp NA		84,186
			860,591
	Beverages - 0.0% (b)
85	Brown-Forman Corp., Class B		5,969
1,069	Coca-Cola Co.		60,195
35	Constellation Brands, Inc., Class A		7,390
926	Molson Coors Brewing Co., Class B (f)		44,013
69	Monster Beverage Corp. (a)		6,732
			124,299
	Biotechnology - 0.0% (b)
22	Biogen, Inc. (a)		7,456
34	Bio-Rad Laboratories, Inc., Class A (a)		27,364
337	Corteva, Inc.		14,818
23	Illumina, Inc. (a)		10,515
164	Incyte Corp. (a)		12,544
8	Regeneron Pharmaceuticals, Inc. (a)		5,387
15	Vertex Pharmaceuticals, Inc. (a)		3,004
			81,088
	Building Materials - 0.0% (b)
926	Carrier Global Corp.		53,337
204	Fortune Brands Home & Security, Inc.		19,863
712	Johnson Controls International PLC		53,258
101	Martin Marietta Materials, Inc.		38,506
247	Masco Corp.		14,998
91	Vulcan Materials Co.		16,920
			196,882
	Chemicals - 0.0% (b)
293	Albemarle Corp. (f)		69,365
144	Celanese Corp.		22,838
954	CF Industries Holdings, Inc.		43,331
119	Dow, Inc. (f)		7,485
239	Eastman Chemical Co.		27,045
136	FMC Corp.		12,734
187	International Flavors & Fragrances, Inc.		28,331
115	LyondellBasell Industries NV, Class A		11,540
1,529	Mosaic Co.		49,203
58	PPG Industries, Inc.		9,254
91	Sherwin-Williams Co.		27,634
			308,760
	Commercial Services - 0.1%
293	Automatic Data Processing, Inc.		61,249
19	Cintas Corp.		7,520
157	Equifax, Inc.		42,745
107	FleetCor Technologies, Inc. (a)		28,171
430	Gartner, Inc. (a)		132,758
52	Global Payments, Inc.		8,457
4,870	H&R Block, Inc. (f)		124,916
82	IHS Markit, Ltd.		9,889
26	MarketAxess Holdings, Inc. (f)		12,374
98	Moody's Corp.		37,315
2,966	Nielsen Holdings PLC (f)		63,650
667	Quanta Services, Inc.		68,101
749	Robert Half International, Inc. (f)		77,447
99	United Rentals, Inc. (a)(f)		34,912
38	Verisk Analytics, Inc.		7,667
			717,171
	Computers - 0.1%
205	Accenture PLC, Class A (f)		68,995
198	Cognizant Technology Solutions Corp., Class A		15,109
7,327	DXC Technology Co. (a)		269,047
351	Fortinet, Inc. (a)(f)		110,614
4,488	Hewlett Packard Enterprise Co. (f)		69,385
1,543	HP, Inc.		45,889
38	International Business Machines Corp. (f)		5,333
424	Leidos Holdings, Inc.		41,599
1,406	NetApp, Inc.		125,036
1,172	Western Digital Corp. (a)(f)		74,070
			825,077
	Cosmetics/Personal Care - 0.0% (b)
18,481	Coty, Inc., Class A (a)		180,559
191	Estee Lauder Cos., Inc., Class A (f)		65,034
			245,593
	Distribution/Wholesale - 0.0% (b)
210	Copart, Inc. (a)		30,307
171	Fastenal Co.		9,550
1,091	LKQ Corp. (a)(f)		57,485
32	WW Grainger, Inc.		13,879
			111,221
	Diversified Financial Services - 0.1%
495	American Express Co.		82,150
76	Ameriprise Financial, Inc.		20,741
437	Capital One Financial Corp.		72,529
224	CBOE Global Markets, Inc. (f)		28,257
1,135	Charles Schwab Corp.		82,685
453	Discover Financial Services (f)		58,084
1,029	Franklin Resources, Inc. (f)		33,381
3,934	Invesco, Ltd.		99,609
188	Nasdaq, Inc.		36,806
392	Raymond James Financial, Inc.		54,841
889	Synchrony Financial (f)		44,228
176	T. Rowe Price Group, Inc. (f)		39,401
2,503	Western Union Co. (f)		54,165
			706,877
	Electric - 0.0% (b)
898	AES Corp.		21,435
450	Alliant Energy Corp.		27,355
244	Ameren Corp.		21,404
61	American Electric Power Co., Inc. (f)		5,464
1,323	CenterPoint Energy, Inc. (f)		33,194
188	CMS Energy Corp.		12,056
108	Consolidated Edison, Inc.		8,149
76	DTE Energy Co. (f)		9,146
212	Duke Energy Corp.		22,188
203	Edison International		11,742
105	Entergy Corp. (f)		11,614
130	Evergy, Inc.		8,898
91	Eversource Energy (f)		8,256
163	Exelon Corp.		7,990
448	FirstEnergy Corp.		17,414
960	NRG Energy, Inc.		43,843
335	Pinnacle West Capital Corp.		25,761
374	PPL Corp.		10,977
139	Public Service Enterprise Group, Inc. (f)		8,888
49	Sempra Energy		6,486
278	Southern Co.		18,273
70	WEC Energy Group, Inc.		6,614
84	Xcel Energy, Inc.		5,775
			352,922
	Electrical Components & Equipment - 0.0% (b)
92	AMETEK, Inc.		12,509
79	Emerson Electric Co.		8,335
			20,844
	Electronics - 0.1%
267	Agilent Technologies, Inc. (f)		46,850
229	Allegion PLC		32,974
302	Amphenol Corp., Class A		23,142
112	Fortive Corp.		8,273
256	Garmin, Ltd. (f)		44,654
360	Keysight Technologies, Inc. (a)		64,577
25	Mettler-Toledo International, Inc. (a)		38,821
166	PerkinElmer, Inc.		30,677
13	Roper Technologies, Inc. (f)		6,283
266	TE Connectivity, Ltd.		39,959
44	Vontier Corp.		1,600
168	Waters Corp. (a)		69,555
			407,365
	Engineering & Construction - 0.0% (b)
185	Jacobs Engineering Group, Inc.		24,968

	Entertainment - 0.0% (b)
870	Live Nation Entertainment, Inc. (a)(f)		75,429

	Environmental Control - 0.0% (b)
755	Pentair PLC		58,256
261	Republic Services, Inc.		32,398
284	Waste Management, Inc. (f)		44,051
			134,705
	Food - 0.0% (b)
352	Campbell Soup Co. (f)		14,689
379	Conagra Brands, Inc. (f)		12,552
107	General Mills, Inc.		6,186
149	Hershey Co.		26,477
177	Hormel Foods Corp. (f)		8,060
225	J.M. Smucker Co. (f)		27,826
169	Kellogg Co. (f)		10,671
215	Kraft Heinz Co. (f)		7,738
573	Kroger Co. (f)		26,375
380	Lamb Weston Holdings, Inc.		24,757
92	McCormick & Co., Inc.		7,939
361	Mondelez International, Inc., Class A		22,407
113	Sysco Corp.		9,000
182	Tyson Foods, Inc., Class A		14,291
			218,968
	Forest Products & Paper - 0.0% (b)
514	International Paper Co.		30,886

	Gas - 0.0% (b)
181	Atmos Energy Corp. (f)		17,649
1,345	NiSource, Inc.		33,154
			50,803
	Hand/Machine Tools - 0.0% (b)
223	Snap-on, Inc. (f)		50,164
49	Stanley Black & Decker, Inc.		9,470
			59,634
	Healthcare Products - 0.1%
83	ABIOMED, Inc. (a)		30,209
62	Align Technology, Inc. (a)(f)		43,958
82	Baxter International, Inc.		6,250
127	Boston Scientific Corp. (a)		5,734
44	Cooper Cos., Inc. (f)		19,831
227	Danaher Corp.		73,584
626	Dentsply Sirona, Inc.		38,624
345	Edwards Lifesciences Corp. (a)		40,427
245	Hologic, Inc. (a)		19,392
80	IDEXX Laboratories, Inc. (a)		53,901
62	ResMed, Inc.		18,013
109	STERIS PLC (f)		23,436
51	Teleflex, Inc. (f)		20,168
92	West Pharmaceutical Services, Inc.		41,549
70	Zimmer Biomet Holdings, Inc.		10,532
			445,608
	Healthcare Services - 0.1%
122	Anthem, Inc. (f)		45,766
153	Centene Corp. (a)		9,636
310	DaVita, Inc. (a)		40,539
299	HCA Healthcare, Inc.		75,641
14	Humana, Inc.		5,676
177	IQVIA Holdings, Inc. (a)		45,972
144	Laboratory Corp. of America Holdings (a)		43,687
153	Quest Diagnostics, Inc.		23,383
316	UnitedHealth Group, Inc.		131,541
282	Universal Health Services, Inc., Class B (f)		43,924
			465,765
	Home Builders - 0.0% (b)
100	DR Horton, Inc.		9,562
103	Lennar Corp., Class A (f)		11,053
10	NVR, Inc. (a)(f)		51,799
358	PulteGroup, Inc. (f)		19,282
			91,696
	Home Furnishings - 0.0% (b)
861	Leggett & Platt, Inc. (f)		41,664
100	Whirlpool Corp. (f)		22,153
			63,817
	Household Products/Wares - 0.0% (b)
232	Avery Dennison Corp.		52,290
107	Church & Dwight Co., Inc. (f)		8,952
40	Clorox Co. (f)		6,722
31	Kimberly-Clark Corp. (f)		4,272
			72,236
	Housewares - 0.0% (b)
1,591	Newell Brands, Inc. (f)		40,427

	Information - 0.0% (b)
4,514	Lumen Technologies, Inc. (f)		55,522

	Insurance - 0.1%
210	Aflac, Inc. (f)		11,903
76	Allstate Corp. (f)		10,281
312	American International Group, Inc.		17,023
22	Aon PLC, Class A		6,311
96	Arthur J Gallagher & Co.		13,788
230	Assurant, Inc. (f)		39,125
32	Chubb Ltd.		5,885
321	Cincinnati Financial Corp. (f)		39,611
123	Everest Re Group Ltd.		32,583
297	Globe Life, Inc. (f)		28,533
431	Hartford Financial Services Group, Inc.		28,972
1,060	Lincoln National Corp. (f)		72,769
597	Loews Corp.		33,354
162	MetLife, Inc.		10,044
478	Principal Financial Group, Inc.		31,935
126	Prudential Financial, Inc. (f)		13,341
66	Travelers Cos., Inc.		10,541
3,507	Unum Group		93,356
299	WR Berkley Corp.		22,518
			521,873
	Internet - 0.1%
88	Alphabet, Inc., Class A (a)		254,668
355	CDW Corp.		71,217
107	eBay, Inc. (f)		8,211
159	Expedia Group, Inc. (a)(f)		22,975
562	F5 Networks, Inc. (a)(f)		114,406
659	Facebook, Inc., Class A (a)		250,011
1,924	NortonLifeLock, Inc.		51,101
670	Twitter, Inc. (a)		43,215
102	VeriSign, Inc. (a)		22,059
			837,863
	Iron/Steel - 0.0% (b)
586	Nucor Corp. (f)		68,890

	Leisure Time - 0.0% (b)
1,633	Carnival Corp. (a)(f)		39,421
3,163	Norwegian Cruise Line Holdings Ltd. (a)(f)		81,732
243	Royal Caribbean Cruises Ltd. (a)(f)		20,103
			141,256
	Lodging - 0.0% (b)
101	Hilton Worldwide Holdings, Inc. (a)(f)		12,611
122	Las Vegas Sands Corp. (a)(f)		5,443
67	Marriott International, Inc., Class A (a)		9,054
1,148	MGM Resorts International		48,928
344	Wynn Resorts Ltd. (a)(f)		34,981
			111,017
	Machinery - Diversified - 0.0% (b)
138	Deere & Co. (f)		52,168
236	Dover Corp. (f)		41,149
1,894	Flowserve Corp. (f)		73,620
82	IDEX Corp. (f)		18,368
378	Ingersoll Rand, Inc. (a)		20,041
445	Otis Worldwide Corp.		41,038
37	Rockwell Automation, Inc.		12,042
276	Wabtec Corp.		24,782
304	Xylem, Inc. (f)		41,438
			324,646
	Manufacturing - 0.0% (b)
195	AstraZeneca Plc ADR		11,365
56	Generac Holdings, Inc. (a)(f)		24,471
270	Moderna, Inc. (a)		101,706
3,920	NOV, Inc. (a)		51,626
1,016	Seagate Technology Holdings Plc		88,992
124	Trimble, Inc. (a)(f)		11,683
			289,843
	Media - 0.0% (b)
53	Charter Communications, Inc., Class A (a)(f)		43,283
2,226	Discovery, Inc., Class A (a)(f)		64,198
1,124	DISH Network Corp., Class A (a)(f)		48,995
1,204	Fox Corp., Class A (f)		45,078
4,637	News Corp., Class A		104,193
960	ViacomCBS, Inc., Class B		39,792
			345,539
	Mining - 0.0% (b)
1,140	Freeport-McMoRan, Inc.		41,485
63	Newmont Goldcorp Corp.		3,653
			45,138
	Mining, Quarrying, and Oil and Gas Extraction - 0.0% (b)
3,295	APA Corp. (f)		64,187

	Miscellaneous Manufacturing - 0.0% (b)
440	AO Smith Corp.		31,997
322	Eaton Corp PLC		54,212
40	Parker-Hannifin Corp.		11,867
918	Textron, Inc.		66,711
244	Trane Technologies PLC		48,434
			213,221
	Office/Business Equipment - 0.0% (b)
7,129	Xerox Holdings Corp.		160,474
184	Zebra Technologies Corp., Class A (a)(f)		108,039
			268,513
	Oil & Gas - 0.1%
1,162	Cabot Oil & Gas Corp. (f)		18,464
1,179	ConocoPhillips (f)		65,470
5,970	Devon Energy Corp. (f)		176,413
1,225	Diamondback Energy, Inc.		94,497
206	EOG Resources, Inc.		13,909
343	Hess Corp.		23,581
2,487	HollyFrontier Corp.		80,405
12,020	Marathon Oil Corp.		141,235
296	Marathon Petroleum Corp.		17,544
1,562	Occidental Petroleum Corp.		40,128
133	Phillips 66 (f)		9,455
129	Pioneer Natural Resources Co.		19,307
196	Valero Energy Corp.		12,997
			713,405
	Oil & Gas Services - 0.0% (b)
1,339	Baker Hughes & GE Co., Class A		30,502
1,166	Halliburton Co.		23,297
420	Schlumberger, Ltd.		11,777
8,886	TechnipFMC PLC (a)		58,914
			124,490
	Packaging & Containers - 0.0% (b)
1,078	Amcor PLC		13,852
91	Ball Corp.		8,732
185	Packaging Corp of America (f)		28,065
1,061	Sealed Air Corp.		64,753
668	Westrock Co.		34,763
			150,165
	Pharmaceuticals - 0.0% (b)
142	AmerisourceBergen Corp.		17,354
18	Becton Dickinson & Co.		4,531
413	Cardinal Health, Inc.		21,678
27	Cigna Corp. (f)		5,715
18	DexCom, Inc. (a)(f)		9,530
390	Eli Lilly & Co.		100,733
534	Henry Schein, Inc. (a)		40,365
73	McKesson Corp.		14,902
910	Perrigo Co. PLC		37,264
2,395	Viatris, Inc.		35,039
			287,111
	Pipelines - 0.0% (b)
478	Kinder Morgan, Inc.		7,777
835	ONEOK, Inc.		43,854
340	Williams Cos., Inc.		8,395
			60,026
	Professional, Scientific, and Technical Services - 0.0% (b)
47	Charles River Laboratories International, Inc. (a)		20,861
1,777	Technip Energies NV ADR (a)		22,959
			43,820
	Real Estate - 0.0% (b)
540	CBRE Group, Inc., Class A (a)		52,002

	Real Estate Investment Trusts - 0.1%
63	Alexandria Real Estate Equities, Inc.		13,001
1,156	Apartment Income REIT Corp.		58,748
1,156	Apartment Investment and Management Co., Class A (a)		8,300
159	AvalonBay Communities, Inc.		36,503
196	Boston Properties, Inc. (f)		22,146
36	Digital Realty Trust, Inc. (f)		5,901
399	Duke Realty Corp. (f)		20,952
197	Equity Residential		16,562
71	Essex Property Trust, Inc.		23,483
257	Extra Space Storage, Inc.		48,036
486	Federal Realty Investment Trust (f)		59,180
527	Healthpeak Properties, Inc. (f)		18,972
2,609	Host Hotels & Resorts, Inc. (a)(f)		43,205
1,231	Iron Mountain, Inc. (f)		58,780
3,685	Kimco Realty Corp. (f)		80,296
237	Mid-America Apartment Communities, Inc.		45,592
155	Public Storage		50,160
160	Realty Income Corp. (f)		11,555
834	Regency Centers Corp. (f)		57,229
19	SBA Communications Corp.		6,820
378	Simon Property Group, Inc. (f)		50,822
1,301	SL Green Realty Corp. (f)		91,174
885	UDR, Inc. (f)		47,808
309	Ventas, Inc.		17,285
936	Vornado Realty Trust (f)		39,200
164	Welltower, Inc. (f)		14,355
349	Weyerhaeuser Co.		12,564
			958,629
	Retail - 0.1%
181	Advance Auto Parts, Inc. (f)		36,716
18	AutoZone, Inc. (a)(f)		27,885
67	Best Buy Co., Inc.		7,806
122	CarMax, Inc. (a)(f)		15,276
5	Chipotle Mexican Grill, Inc. (a)(f)		9,517
125	Costco Wholesale Corp.		56,936
171	Darden Restaurants, Inc. (f)		25,761
19	Dollar General Corp. (f)		4,235
109	Dollar Tree, Inc. (a)		9,869
51	Domino's Pizza, Inc. (f)		26,361
2,220	Gap, Inc. (f)		59,340
240	Genuine Parts Co. (f)		29,325
3,014	Kohl's Corp. (f)		173,004
45	O'Reilly Automotive, Inc. (a)		26,734
69	Ross Stores, Inc.		8,170
366	Target Corp.		90,395
86	Tractor Supply Co.		16,705
71	Ulta Beauty, Inc. (a)		27,499
80	Yum! Brands, Inc.		10,482
			662,016
	Retail Trade - 0.0% (b)
770	Bath & Body Works, Inc. (f)		51,960
257	Victoria's Secret & Co. (a)(f)		17,039
			68,999
	Savings & Loans - 0.0% (b)
4,537	People's United Financial, Inc.		74,543

	Semiconductors - 0.1%
71	Advanced Micro Devices, Inc. (a)		7,861
102	Analog Devices, Inc. (f)		16,621
616	Applied Materials, Inc.		83,240
349	IPG Photonics Corp. (a)(f)		59,567
92	KLA Corp.		31,276
31	Lam Research Corp.		18,749
199	Microchip Technology, Inc.		31,315
178	Micron Technology, Inc. (f)		13,119
1,082	NVIDIA Corp.		242,206
257	Qorvo, Inc. (a)		48,324
35	QUALCOMM, Inc.		5,134
155	Skyworks Solutions, Inc.		28,436
27	Texas Instruments, Inc.		5,155
203	Xilinx, Inc. (a)		31,585
			622,588
	Shipbuilding - 0.0% (b)
242	Huntington Ingalls Industries, Inc. (f)		49,409

	Software - 0.1%
101	Activision Blizzard, Inc. (f)		8,319
117	Adobe, Inc. (a)		77,653
242	Akamai Technologies, Inc. (a)		27,407
59	ANSYS, Inc. (a)		21,556
43	Autodesk, Inc. (a)		13,334
252	Broadridge Financial Solutions, Inc.		43,399
168	Cadence Design Systems, Inc. (a)(f)		27,465
183	Cerner Corp.		13,972
215	Citrix Systems, Inc.		22,117
105	Electronic Arts, Inc.		15,247
37	Fidelity National Information Services, Inc. (f)		4,727
73	Fiserv, Inc. (a)(f)		8,599
166	Intuit, Inc.		93,974
247	Jack Henry & Associates, Inc. (f)		43,566
75	MSCI, Inc.		47,594
1,823	Oracle Corp.		162,484
440	Paychex, Inc.		50,367
109	Paycom Software, Inc. (a)		53,290
12	ServiceNow, Inc. (a)		7,724
79	Synopsys, Inc. (a)		26,247
165	Take-Two Interactive Software, Inc. (a)		26,601
106	Tyler Technologies, Inc. (a)		51,484
			847,126
	Telecommunications - 0.0% (b )
162	Arista Networks, Inc. (a)(f)		59,864
662	Corning, Inc. (f)		26,473
3,069	Juniper Networks, Inc. (f)		88,940
229	Motorola Solutions, Inc.		55,926
			231,203
	Textiles - 0.0% (b)
366	Mohawk Industries, Inc. (a)(f)		72,380

	Toys/Games/Hobbies - 0.0% (b)
248	Hasbro, Inc. (f)		24,381

	Transportation - 0.0% (b)
140	CH Robinson Worldwide, Inc. (f)		12,608
290	Expeditors International of Washington, Inc.		36,146
111	JB Hunt Transport Services, Inc.		19,691
51	Old Dominion Freight Line, Inc. (f)		14,725
			83,170
	Transportation and Warehousing - 0.0% (b)
38	DT Midstream, Inc.		1,766

	Water - 0.0% (b)
55	American Water Works Co., Inc.		10,024

	Wholesale Trade - 0.0% (b)
26	Pool Corp.		12,852

	TOTAL COMMON STOCKS (Cost - $13,284,062)		16,476,785

Contracts		Notional Amount
	PURCHASED OPTIONS - 0.3% (a)(c)
	PURCHASED CALL OPTIONS - 0.1%
	Financial Select Sector SPDR Fund
2,250	Expiration: September 2021, Exercise Price: $38	8,640,000	$205,875
2,250	Expiration: September 2021, Exercise Price: $39	8,640,000	99,000
	US Global Jets ETF
10,000	Expiration: January 2022, Exercise Price: $28	22,980,000	510,000
	TOTAL PURCHASED CALL OPTIONS (Cost - $1,060,079)		814,875

	PURCHASED PUT OPTIONS - 0.2% (h)
	CBOE Volatility Index
5,000	Expiration: September 2021, Exercise Price $17	8,240,000	237,500
	SPDR S&P 500 ETF Trust
7,000	Expiration: September 2021, Exercise Price: $400	316,092,000	633,500
3,000	Expiration: December 2021, Exercise Price: $400	135,468,000	1,884,000
	TOTAL PURCHASED PUT OPTIONS (Cost - $5,798,520)		2,755,000

	TOTAL PURCHASED OPTIONS (Cost - $6,858,599)		3,569,875

	SHORT TERM INVESTMENTS - 0.4%
	Money Market Funds - 0.4%
4,982,757	First American Treasury Obligations Fund, Class X, 0.01% (d)		4,982,757
	TOTAL SHORT TERM INVESTMENTS (Cost - $4,982,757)		4,982,757

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 20.7%
237,192,892	Mount Vernon Liquid Assets Portfolio, LLC, 0.09% (d)		237,192,892
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $237,192,892)		237,192,892

	TOTAL INVESTMENTS - 120.6% (Cost - $1,231,280,950)		1,381,389,194
	Liabilities in Excess of Other Assets - (20.6)%		(236,514,397)
	NET ASSETS - 100.0%		$1,144,874,797

Contracts		Notional Amount	Value
	SCHEDULE OF WRITTEN OPTIONS - (0.0)% (a)(b)(c)
	SCHEDULE OF WRITTEN CALL OPTIONS - 0.0% (b)
10,000	US Global Jets ETF
	Expiration: December 2021, Exercise Price $28	22,980,000	$315,000
	TOTAL WRITTEN CALL OPTIONS (Premiums Received $466,153)		315,000
	TOTAL OPTIONS WRITTEN (Premiums Received $466,153)		$315,500

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a) Non-income producing security.
(b) Rounds to less than 0.1%
(c) Each option is exercisable into 100 shares of the underlying security.
(d) Interest rate reflects seven-day yield on August 31, 2021.
(e) All or a portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written options is $48,636,000, which is 4.2% of total net assets.

(f) All or a portion of this security is out on loan as of August 31, 2021.
(g) Affiliated security